Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000165025 | Southern Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165025 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000165025 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165025 | Doximity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000165025 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000165025 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000165025 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000165025 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165025 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165025 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000165024 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000165024 | CorVel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165024 | Hims & Hers Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000165024 | Mueller Water Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165024 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000165024 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000165024 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000165024 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165024 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165024 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000173876 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173876 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173876 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000173876 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000173876 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000173876 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173876 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173876 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.25%
C000173876 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000173876 | AA-
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000173876 | A+
Holdings [Line Items]
Percent of Net Asset Value	7.69%
C000173876 | A
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000173876 | A-
Holdings [Line Items]
Percent of Net Asset Value	15.73%
C000173876 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	17.14%
C000173876 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000173876 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	17.73%
C000173876 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000204446 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204446 | Others
Holdings [Line Items]
Percent of Net Asset Value	(78.70%)
C000204446 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204446 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000204446 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	170.90%
C000204446 | A
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000204446 | Other
Holdings [Line Items]
Percent of Net Asset Value	(22.03%)
C000204446 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000204446 | Aa
Holdings [Line Items]
Percent of Net Asset Value	111.99%
C000204446 | Baa
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000204446 | Ba
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000204446 | B
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000204446 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000222294 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222294 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222294 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000222294 | AAA
Holdings [Line Items]
Percent of Net Asset Value	99.01%
C000222294 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000227173 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000227173 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227173 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227173 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227173 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227173 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000227173 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227173 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230327 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230327 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000230327 | Others
Holdings [Line Items]
Percent of Net Asset Value	(22.90%)
C000230327 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000230327 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230327 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230327 | A
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000230327 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000230327 | Aa
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000230327 | Baa
Holdings [Line Items]
Percent of Net Asset Value	68.06%
C000230327 | Ba
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000230327 | B
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000230327 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230327 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230326 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230326 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230326 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230326 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230326 | Westinghouse Air Brake Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230326 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000230326 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230326 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232781 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232781 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232781 | A
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000232781 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000232781 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000232781 | Baa
Holdings [Line Items]
Percent of Net Asset Value	86.77%
C000232781 | Ba
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000232781 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000232781 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000246278 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246278 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246278 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246278 | Others
Holdings [Line Items]
Percent of Net Asset Value	(43.80%)
C000246278 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246278 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000246278 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000246278 | A
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000246278 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000246278 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000246278 | Aa
Holdings [Line Items]
Percent of Net Asset Value	47.62%
C000246278 | Baa
Holdings [Line Items]
Percent of Net Asset Value	17.23%
C000246278 | Ba
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000246278 | B
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000246278 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000246278 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246278 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246278 | Equities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000251866 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251866 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251866 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000251866 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000251866 | A
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000251866 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.09%
C000251866 | Aa
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000251866 | Baa
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000251866 | Ba
Holdings [Line Items]
Percent of Net Asset Value	30.74%
C000251866 | B
Holdings [Line Items]
Percent of Net Asset Value	21.32%
C000251866 | Caa
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000251866 | Ca
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000251866 | C
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000251866 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000251866 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251866 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251866 | Oman
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251866 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253667 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253667 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253667 | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253667 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253667 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253667 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000253667 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000255137 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255137 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000255137 | Others
Holdings [Line Items]
Percent of Net Asset Value	(26.60%)
C000255137 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000255137 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255137 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000255137 | A
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000255137 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000255137 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000255137 | Aa
Holdings [Line Items]
Percent of Net Asset Value	22.51%
C000255137 | Baa
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000255137 | Ba
Holdings [Line Items]
Percent of Net Asset Value	16.23%
C000255137 | B
Holdings [Line Items]
Percent of Net Asset Value	25.94%
C000255137 | Caa
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000255137 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000255137 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000255137 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255137 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255137 | Equities
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000256831 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256831 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256831 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256831 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256831 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000256831 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000256831 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256831 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%